Paradigm Micro-Cap Fund
Paradigm Micro-Cap Fund (PVIVX) For Investors Seeking Long-Term Capital Appreciation
Investment Objective
The Micro-Cap Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Micro-Cap Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Paradigm Micro-Cap Fund
Management Fees		1.25%
Distribution12b-1 Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.29%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Paradigm Micro-Cap Fund	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.78% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date.  As of September 30, 2011, the range of market capitalizations for the Russell Microcap® Index was $10 million to $895 million.  Please note that these market capitalization measures will fluctuate over time.  The Fund may be overweight in certain sectors at various times.  Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired.  The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits.  Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap.  The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects.

The Principal Risks of Investing in the Fund

Risks of Micro Capitalization Companies

The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Risks of Small and Mid Capitalization Companies

The Fund may also invest up to 20% of its net assets in the common stocks of small and mid capitalization companies, which may subject the Fund to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small and mid capitalization companies may experience higher failure rates than do larger companies.  The trading volume of stocks of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests.  There is the risk that these and other factors may adversely affect the Fund's performance.  You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Growth Risk

Growth companies are those that the advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  The Fund may be overweight in certain sectors at various times.

Portfolio Turnover Risk

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%.  Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance History
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS. The bar chart shows calendar year total returns for the Fund for each full year since its inception. Prior to December 27, 2011, the Fund was called the Paradigm Intrinsic Value Fund and pursued a different investment strategy.

Best Quarter (June 30, 2009) +22.72 % Worst Quarter (December 31, 2008) -20.43%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/10
Average Annual Total Returns	1 Year	Since Inception
Paradigm Micro-Cap Fund - Comparison Index - S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	15.06%	(2.84%)	[1]
Paradigm Micro-Cap Fund	18.44%	2.33%	[1]
Paradigm Micro-Cap Fund Return After Taxes on Distributions	18.23%	2.20%	[1]
Paradigm Micro-Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	11.99%	1.81%	[1]
[1]	Fund Inception Date 1/1/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.